Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends declared	$ 81,046	$ 79,043	$ 154,548
Common Class A
Dividends declared, per share	$ 1.00	$ 1.00	$ 1.00
Dividends declared	56,709	54,706	106,065
Common Class B
Dividends declared, per share	$ 1.00	$ 1.00	$ 1.00
Dividends declared	$ 24,337	$ 24,337	$ 48,483